Investment Objectives and Goals - Hexis Active Nicotine Engagement ETF	Jan. 16, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Hexis Active Nicotine Engagement ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Hexis Active Nicotine Engagement ETF (the “Fund”) seeks long-term capital appreciation.